Related Party Transactions - Additional Information Annual (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2021	Feb. 28, 2019
Related Party Transaction [Line Items]
Late payments bear interest rate				10.00%
Partner promissory notes recognized as a reduction in equity	$ 8,000,000.0	$ 7,900,000		$ 6,000,000
Debt instrument carrying amount	177,690,000	187,690,000		0
Partner Promissory Notes
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	0	1,600,000	$ 0
Proceeds from related party debt	0	1,300,000	0
Notes receivable, related parties		1,800,000
Notes receivable, forgiveness of principal and interest	0	0	300,000
Debt instrument carrying amount	0		$ 0
Convertible notes
Related Party Transaction [Line Items]
Debt instrument carrying amount	150,000,000	150,000,000		0
Revolving Credit Facility
Related Party Transaction [Line Items]
Debt instrument carrying amount	$ 27,690,000	37,690,000		$ 0
P W P Capital Holdings L P
Related Party Transaction [Line Items]
Late payments bear interest rate	10.00%
P W P Capital Holdings L P | Revolving Credit Facility | Line of Credit
Related Party Transaction [Line Items]
Financing receivable					$ 30,000,000
Affiliates | Convertible notes
Related Party Transaction [Line Items]
Debt instrument carrying amount	$ 8,700,000	$ 8,700,000